INVENTORIES - Summary of Loss Due to Reduction in Market Value (Details) - Aircraft - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Loss Due To Reduction In Market Value [Line Items]
Beginning balance	$ (0.9)	$ (1.4)	$ (5.7)
Additions	(3.0)	0.0	(0.6)
Disposals	0.0	0.1	0.0
Reversals	3.1	0.4	4.9
Ending balance	$ (0.8)	$ (0.9)	$ (1.4)